MATERIAL ACCOUNTING POLICY INFORMATION (Tables)	12 Months Ended
Feb. 29, 2024
Material Accounting Policies [Abstract]
Disclosure of detailed information about estimated useful life for depreciation rate [Table Text Block]
  Buildings 10 years straight-line
  Computer equipment 3 years straight-line
  Furniture and office equipment 5 years straight-line
  Leasehold improvements 5 years straight-line
  Machinery and equipment 5 years straight-line
  Vehicles 5 years straight-line